Balance Sheet Details - Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Details
Professional fees	$ 9,216	$ 1,080	$ 759
Compensation and benefits	5,401	2,076	1,832
Accrued interest	3,092	1,026
Development and technology	1,887	355	345
Marketing and commissions	271	131
Claim accrual		4,000	4,000
Other liabilities	1,090	1,223	718
Accrued expenses and other liabilities	$ 20,957	$ 9,891	$ 7,654